MERGER AND OTHER COSTS - Details of Merger and Other Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Merger Related Costs [Abstract]
Investor fee paid in common stock (Note 9) shares	$ 17,826		$ 17,826
Advisor fee paid in warrants (Note 9)	8,779		8,779
Professional and other fees	1,140		1,434
Total Merger related costs	27,745		28,039
Public company filing related costs	2,102		3,056
Total Merger and other costs	$ 29,847	$ 0	$ 31,095	$ 0